GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Goodwill [Line Items]
Balance at beginning of year	$ 59,918	$ 66,640
Goodwill impairment charge	0	(1,855)	$ 0
Translation adjustments	(71)	(4,867)
Balance at the end of year	$ 59,847	$ 59,918	$ 66,640